CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 48,639	$ 28,683	$ 14,587	$ 53,289	$ 45,043	$ 84,810	$ 54,917
Other comprehensive income (loss), net of tax:
Reclassification adjustment for losses included in net income	0	0		23,929	0
Unrealized loss on hedging activities	0	(13,211)		0	(21,113)	(23,929)
Comprehensive income	48,639	15,472	14,587	77,218	23,930	60,881	54,917
Less: Comprehensive income attributable to non-controlling interests	(24,375)	(7,982)	(16,728)	(38,848)	(10,047)	(34,155)	(32,924)
Comprehensive income (loss) attributable to Vantiv, Inc.	$ 24,264	$ 7,490	$ (2,141)	$ 38,370	$ 13,883	$ 26,726	$ 21,993